Related Party Transactions - Schedule of Accounting for the Buyout Transaction (Details) (10-K) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transactions [Abstract]
Cash paid	$ 2,000
Issuance of Series B Preferred Shares (recorded at a discount to redemption amount)	2,311
Issuance of Warrants and Performance Shares	1,010
Professional fees incurred in connection with the Buyout	100
Total loss on termination of MSA	$ 5,421